Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 28,298	$ 22,167
Liabilities to banks and other institutions	233	188
Total including current portion of non-current financial debt	28,531	22,355
Less current portion of non-current financial debt	(2,272)	(2,002)
Total non-current financial debts	$ 26,259	$ 20,353
Average interest rate on loans received	0.30%	0.20%
Ratio fixed rate financial debt to total financial debt	79.00%	82.00%
Average interest rate on borrowings	2.00%	2.40%